Earnings per Share (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share [Abstract]
Basic and diluted income available to common stockholders of Navigator Holdings Ltd.	$ 26,606	$ 14,022	$ 45,392	$ 41,060
Basic weighted average number of shares (in shares):	73,745,894	77,265,022	74,847,093	77,229,234
Effect of dilutive potential share options (in shares):	583,268	317,802	474,533	321,658
Diluted weighted average number of shares (in shares)	74,329,162	77,582,824	75,321,626	77,550,892